UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-021252

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
              (Exact name of registrant as specified in charter)

                             101 South Tryon Street
                              CHARLOTTE, NC 28255
              (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                               1209 Orange Street
                              WILMINGTON, DE 19801
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 646-313-8890

                    Date of fiscal year end: MARCH 31, 2005

                  Date of reporting period: SEPTEMBER 30, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

BACAP ALTERNATIVE
MULTI-STRATEGY FUND, LLC

FINANCIAL STATEMENTS (UNAUDITED)

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2004

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC

                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

                                    CONTENTS

SCHEDULE OF INVESTMENTS ....................................................   1

STATEMENT OF ASSETS, LIABILITIES AND INVESTORS' CAPITAL ....................   3

STATEMENT OF OPERATIONS ....................................................   4

STATEMENTS OF CHANGES IN INVESTORS' CAPITAL ................................   5

STATEMENT OF CASH FLOWS ....................................................   6

FINANCIAL HIGHLIGHTS .......................................................   7

NOTES TO FINANCIAL STATEMENTS ..............................................   8

CAPITALIZED TERMS IN THESE FINANCIAL STATEMENTS THAT ARE NOT DEFINED HAVE THE MEANINGS GIVEN TO THEM IN THE FUND'S PROSPECTUS.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         SEPTEMBER 30,       % OF
                                                                COST         2004 FAIR        NET
INVESTMENTS                                                  (000'S)     VALUE (000'S)     ASSETS        LIQUIDITY
UNDERLYING FUNDS
EVENT DRIVEN
    Delaware Street Capital, L.P.                            $ 2,562        $ 3,185         4.18%        Annually
    Harbert Distressed Investment Fund, L.P.                   1,951          2,507         3.29         Quarterly
    JANA Partners, L.P.                                        2,000          2,610         3.43         Quarterly
    L.C. Capital Partners, L.P.                                1,222          1,623         2.13         Quarterly
    LibertyView Credit Opportunities Fund, L.L.C               2,224          2,571         3.37         Monthly
                                                             -------        -------        -----
TOTAL EVENT DRIVEN                                             9,959         12,496        16.40

EQUITY HEDGE
    Alydar Fund, L.P.                                          3,500          3,545         4.65         Quarterly
    Harvest Opportunity Partners II, L.P.                      3,761          3,966         5.21         Quarterly
    Imperium Market Neutral Fund, L.P.                         2,140          2,172         2.85         Quarterly
    Kinetics Partners, L.P.                                    1,500          1,527         2.00         Quarterly
    Passport I, L.P.                                           2,928          2,968         3.90         Quarterly
    Torrey Pines Fund, L.L.C                                   3,750          3,733         4.90         Monthly
    TCS Capital II, L.P.                                       2,600          3,380         4.44         Quarterly
    Zander Fund, L.P.                                          4,025          3,934         5.16         Quarterly
                                                             -------        -------        -----
TOTAL EQUITY HEDGE                                            24,204         25,225        33.11

MACRO
    Brevan Howard, L.P.                                        1,800          1,791         2.35         Monthly
    Graham Global Investment Fund, Ltd.                        2,216          2,051         2.69         Monthly
    Julius Baer Diversified Fixed Income Fund                  2,750          2,744         3.60         Quarterly
    Salem Futures Fund, L.P.                                   1,000            946         1.24         Monthly
    Spinnaker Global Opportunity Fund, Ltd.                    2,287          3,254         4.27         Quarterly
                                                             -------        -------        -----
TOTAL MACRO                                                   10,053         10,786        14.15

MULTI-STRATEGY
    Epsilon Global Active Fund II, L.P.                        4,000          4,008         5.26         Annually
    Kayne Anderson Capital Income Partners (QP), L.P.          2,403          2,632         3.46         Monthly
                                                             -------        -------        -----
TOTAL MULTI-STRATEGY                                           6,403          6,640         8.72

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         SEPTEMBER 30,       % OF
                                                                COST         2004 FAIR        NET
INVESTMENTS                                                  (000'S)     VALUE (000'S)     ASSETS        LIQUIDITY
RELATIVE VALUE
    Arx Global High Yield Securities Fund I, L.P.            $ 3,000        $ 3,644         4.78%        Annually
    Aristeia Partners, L.P.                                    3,800          3,949         5.18         Quarterly
    Marathon Global Convertible Fund, L.P.                     2,500          2,472         3.24         Quarterly
    Parmenides Fund, L.P.                                      3,500          3,539         4.65         Monthly
    Precept Domestic Fund, L.P.                                3,740          3,646         4.79         Quarterly
                                                             -------        -------        -----
TOTAL RELATIVE VALUE                                          16,540         17,250        22.64

               TOTAL INVESTMENTS                             $67,159        $72,397        95.02%
                                                             =======        =======        =====

[Pie Chart Omitted]

--------------------------------------------------------------------------------
                  INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL
                                  INVESTMENTS

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Event Driven                                                              17.26%
Equity Hedge                                                              34.84%
Macro                                                                     14.90%
Multi-Strategy                                                             9.17%
Relative Value                                                            23.83%

--------------------------------------------------------------------------------

The investments in Underlying Funds shown above, representing 95.02% of Investors' capital, have been fair valued in accordance with procedures established by the Board of Managers (See Note 2).

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF ASSETS, LIABILITIES AND INVESTORS' CAPITAL (IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                             SEPTEMBER 30, 2004
ASSETS
Investments in Underlying Funds, at fair value (cost $67,159)                     $ 72,397
Cash and cash equivalents                                                              736
Investments in Underlying Funds paid in advance                                      3,000
Redemptions receivable from Underlying Funds                                           320
Other assets                                                                            76
                                                                                  --------

       TOTAL ASSETS                                                                 76,529
                                                                                  --------

LIABILITIES

Management fee payable                                                                 157
Professional fees payable                                                               67
Investor servicing fee payable                                                          31
Administration fee payable                                                              31
Accrued expenses                                                                        51
                                                                                  --------

       TOTAL LIABILITIES                                                               337
                                                                                  --------

             NET ASSETS                                                           $ 76,192
                                                                                  ========

Net capital                                                                       $ 72,608
Net investment loss                                                                 (2,045)
Net realized and unrealized appreciation on investments in portfolio funds           5,629
                                                                                  --------

             TOTAL INVESTORS' CAPITAL                                             $ 76,192
                                                                                  ========

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF OPERATIONS (IN THOUSANDS) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                FOR THE SIX
                                                                MONTHS ENDED
                                                             SEPTEMBER 30, 2004

INVESTMENT INCOME

   Interest income                                                $    24
   Other income                                                        64
                                                                  -------
TOTAL INVESTMENT INCOME                                                88

EXPENSES

   Management fees                                                    455
   Professional fees                                                  137
   Investor servicing fees                                             91
   Administration fees                                                 91
   Insurance fees                                                      61
   Board of Managers fees                                              21
   Registration fees                                                   14
   Custody fees                                                         2
   Miscellaneous expenses                                              17
                                                                  -------

         TOTAL EXPENSES                                               889
                                                                  -------

         NET INVESTMENT LOSS                                         (801)
                                                                  -------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments                                      375
Net change in unrealized appreciation on investments               (1,028)
                                                                  -------

         NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS           (653)
                                                                  -------

         NET DECREASE IN INVESTORS' CAPITAL RESULTING FROM
            OPERATIONS BEFORE INCENTIVE ALLOCATION                $(1,454)
                                                                  =======

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENTS OF CHANGES IN INVESTORS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                   AFFILIATED       OTHER
                                                   INVESTORS*     INVESTORS       TOTAL
INVESTORS' CAPITAL AT APRIL 1, 2003                 $    100      $     --      $    100

Contributions                                         24,300        39,807        64,107

Withdrawals                                               (9)       (4,904)       (4,913)

Allocation of net increase in Investors'
   capital resulting from operations before
   incentive allocation                                2,842         2,196         5,038

Incentive allocation from affiliated investors          (124)           --          (124)

Incentive allocation                                     225          (101)          124

Offering costs                                           (94)          (83)         (177)
                                                    --------      --------      --------

INVESTORS' CAPITAL AT MARCH 31, 2004                $ 27,240      $ 36,915      $ 64,155
                                                    ========      ========      ========

                                                                 (unaudited)
INVESTORS' CAPITAL AT MARCH 31, 2004                $ 27,240      $ 36,915      $ 64,155

Contributions                                             --        21,229        21,229

Withdrawals                                           (5,215)       (2,523)       (7,738)

Allocation of net decrease in Investors'
   capital resulting from operations before
   incentive allocation                                 (604)         (850)       (1,454)
                                                    --------      --------      --------

INVESTORS' CAPITAL AT SEPTEMBER 30, 2004            $ 21,421      $ 54,771      $ 76,192
                                                    ========      ========      ========

Capital reallocable to the Affiliated Investors
had the investors' measurement period for
incentive allocation closed on
September 30, 2004                                  $      1
                                                    ========

*The affiliated Investors are Banc of America Capital Management, LLC, NB
 Funding Company, LLC and BACAP Distributors, LLC.

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF CASH FLOWS (IN THOUSANDS) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           FOR THE SIX MONTHS
                                                                                        ENDED SEPTEMBER 30, 2004
Cash flows from operating activities:
   Net decrease in Investors' capital resulting from operations before incentive
      allocation                                                                                $ (1,454)
   Adjustments to reconcile net decrease in Investors' capital resulting from operations before incentive allocation to net cash used in operating activities:
         Net realized gain on investments                                                           (375)
         Net change in unrealized appreciation on investments                                      1,028
         Cost of investments purchased                                                           (27,640)
         Proceeds from sales of investments                                                       18,865
      Increase/decrease in operating assets and liabilities:
         Increase in investments in Underlying Funds paid in advance                              (3,000)
         Decrease in redemptions receivable from Underlying Funds                                     24
         Increase in other assets                                                                    (75)
         Increase in management fee payable                                                           64
         Increase in professional fees payable                                                        14
         Increase in investor servicing fee payable                                                    6
         Increase in administration fee payable                                                        6
         Increase in accrued expenses                                                                 15
                                                                                                --------

            NET CASH USED IN OPERATING ACTIVITIES                                                (12,522)
                                                                                                --------

Cash flows from financing activities:
   Capital contributions                                                                          21,229
   Capital withdrawals                                                                            (7,738)
   Decrease in withdrawals payable                                                                  (233)
                                                                                                --------

            NET CASH PROVIDED BY FINANCING ACTIVITIES                                             13,258
                                                                                                --------

Net increase in cash and cash equivalents                                                            736

Cash and cash equivalents, beginning of period                                                        --
                                                                                                --------

Cash and cash equivalents, end of period                                                        $    736
                                                                                                ========

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  APRIL 1, 2003
                                                            FOR THE SIX           (COMMENCEMENT
                                                            MONTHS ENDED          OF OPERATIONS)
                                                         SEPTEMBER 30, 2004          THROUGH
                                                            (UNAUDITED)          MARCH 31, 2004
TOTAL RETURN (1)
Total return before incentive allocation                         (2.11)%                10.34%
Incentive allocation                                                --%                 (0.46)%
                                                            ----------             ----------
       Total return after incentive allocation                   (2.11)%                 9.88%
                                                            ==========             ==========

       Total return after incentive allocation,                  (2.11)%                10.11%
          before organization expenses                      ==========             ==========

Investors' capital, end of period (000's)                   $   76,192             $   64,155

RATIOS TO AVERAGE NET ASSETS*
Net investment loss ratio
    Net investment loss                                         (2.25)%(5)              (2.86)%(2)
    Net investment loss, before incentive allocation            (2.25)%(5)              (2.36)%(2)

Expense ratio before incentive allocation
    Operating expenses(3)                                         2.50%(5)               2.87%(2)
    Operating expenses, before
       organization expenses (3)                                  2.50%(5)               2.72%(4)
Incentive allocation                                                --%                  0.50%
                                                            ----------             ----------
Expense ratio, including incentive allocation(3)                  2.50%(5)               3.37%(2)
                                                            ==========             ==========
Portfolio turnover rate                                          24.62%                 43.16%

* Average net assets are calculated using month end net assets averaged over the period.

(1) Total return is for the period indicated and has not been annualized. Total return is calculated for all the Investors taken as a whole, net of all fees including organization and offering costs, except where noted that performance is prior to incentive fee allocation. An individual Investor's return may vary from these returns based on the timing of capital transactions.

(2) Includes organization expenses of $45,000 incurred prior to commencement of operations, charged to Investors' capital accounts.

(3) Does not include expenses of the Underlying Funds in which the Fund invests. The expense ratio (expense and incentive allocation ratio) is calculated for the Investors taken as a whole. The computation of such ratios based on the amount of expenses and incentive allocation assessed to an individual Investor's capital may vary from these ratios based on the timing of capital transactions.

(4) Does not include organization expenses charged during the year ended March 31, 2004 in the amount of $22,668.

(5)   Annualized.

Amounts designated as "-" are either $0 or have been rounded to $0.

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION

      BACAP Alternative Multi-Strategy Fund, LLC (the "Fund"), is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as a non-diversified, closed-end management investment company. The Fund's limited liability company interests ("Interests") are registered under the Securities Act of 1933, as amended (the "1933 Act"). The Fund commenced investment operations on April 1, 2003.

      Banc of America Capital Management, LLC ("BACAP") serves as the Fund's investment adviser ("Adviser") and has the responsibility for the management of the business and affairs of the Fund on a daily basis. BACAP is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

      The investment objective of the Fund is to generate consistent long-term capital appreciation with low volatility and limited risk under a wide range of market conditions. The Fund attempts to achieve the investment objective by allocating its assets among at least 15 private investment funds, discretionary managed accounts or special purpose vehicles created for the Fund (collectively, "Underlying Funds"). The Adviser allocates the assets of the Fund among Underlying Funds that generally employ one or more of the following strategies: (i) Event Driven (e.g. Risk (Merger) Arbitrage, Capital Structure Arbitrage, Distressed Securities and Special Situations); (ii) Relative Value (e.g. Convertible Arbitrage, Fixed Income Arbitrage, Statistical Arbitrage, Non-Traditional Convertible Arbitrage and Volatility Arbitrage); (iii) Equity Hedge; and (iv) Macro.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with such generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

      The offering costs were charged directly to capital upon the initial sale of Interests. The organizational costs were expensed as incurred; however, in order to achieve a more equitable distribution of the impact of organizational and initial offering costs among Investors, an initial allocation of these costs were made as of the first date on which capital contributions of Investors were made. These allocations were thereafter adjusted as of each date during the one year period following commencement of the Fund's operations that additional capital was contributed to the Fund by Investors.

      The following are the significant accounting policies adopted by the Fund:

      A. SECURITY TRANSACTIONS

      Purchases of investments in Underlying Funds are recorded as of the first day of legal ownership of an Underlying Fund and sales of Underlying Funds are recorded as of the last day of legal ownership or participation. Purchases and sales of other securities are accounted for on the trade-date basis. Realized gains and losses are recorded at the time of disposition of the respective investment on an average cost basis.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      B. VALUATIONS

      The net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any Fiscal Period in accordance with accounting principles generally accepted in the United States of America and the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers (the "Board"). The net asset value of the Fund equals the value of the assets of the Fund, less all of its liabilities, including accrued fees and expenses.

      The Valuation Committee values interests in Underlying Funds at fair value in accordance with written policies and procedures (the "Valuation Procedures") approved by the Board that seek to ensure that the Fund is able to reliably determine the value of its investments in Underlying Funds. The Fund's Board, including the Independent Managers, has been advised about its duties with respect to valuation as described in the Valuation Procedures. Fair value of interests of Underlying Funds ordinarily is the value determined by the Valuation Committee based upon the valuation reported by the Fund Manager in accordance with the policies established by the relevant Underlying Fund. As a general matter, the fair value of the Fund's interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from the Underlying Fund if the Fund's interests were redeemed at the time of the valuation, based upon information reasonably available at the time the valuation is made and that the Valuation Committee believes to be reliable. In the event that an Underlying Fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of the Underlying Fund based on the most recent value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio. Prior to investing in any Underlying Fund, the Valuation Committee conducts a due diligence review of the valuation methodology used by the Underlying Fund, which as a general matter will use market value when available, and otherwise use principles of fair value that the Valuation Committee reasonably believes to be consistent with those used by the Fund for valuing its own investments. Following the Valuation Procedures, in the absence of specific transaction activity in a particular Underlying Fund, the Valuation Committee considers whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount.

      Valuations provided to the Fund by an Underlying Fund may be based upon estimated or unaudited reports, and may be subject to later adjustment or revision by the Fund Manager. Any such adjustment or revision that either increases or decreases the net asset value of the Fund at the time that the Fund is provided with information regarding the adjustment does not result in the Fund restating its previous net asset values to reflect such adjustment or revision by an Underlying Fund. Accordingly, an Investor may have its Interest (or portion thereof) repurchased at a price that is higher or lower than a subsequently adjusted amount. For example, any increases in the net asset value of the Fund resulting from a subsequent adjusted valuation is entirely for the benefit of the outstanding Interests of the Fund and to the detriment of Investors who had Interests of the Fund repurchased at a price lower than the adjusted amount. The same principles apply to the purchase of Interests, and new Investors may be affected in a similar way. Although the Valuation Committee reviews the valuations provided by Fund Managers, the Valuation Committee cannot confirm the accuracy of valuations provided by Fund Managers.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      B. VALUATIONS (CONTINUED)

      Situations involving uncertainties as to the valuation of portfolio positions could have an adverse effect on the Fund's net assets if the judgments of the Adviser or Fund Managers regarding appropriate valuations should prove incorrect. Also, Fund Managers may only provide determinations of the net asset value of Underlying Funds on a monthly or quarterly basis, in which event it may not be possible to determine the net asset value of the Fund more frequently. If Fund Manager valuations are consistently delayed, missing or inaccurate, the Adviser generally will consider whether the Underlying Fund continues to be an appropriate investment for the Fund. The Fund may be unable to sell interests in an Underlying Fund quickly, and could therefore be obligated to continue to hold the interests. In such a case, the Valuation Committee would continue to value the interests without the benefit of the Fund Manager valuations, and the Valuation Committee may determine to discount the value of the interests or value them at zero.

      C. ORGANIZATION EXPENSES AND OFFERING COSTS

      The Fund has expensed as incurred a total of $67,668 in organization expenses, of which $45,000 occurred prior to the commencement of operations. Offering costs of $177,292 were charged directly to capital. In order to achieve a more equitable distribution among Investors, these offering costs were re-allocated on each date during the one year period following commencement of the Fund's operations that additional capital was contributed to the Fund by Investors.

      D. INCOME ALLOCATION

      As of the last day of each fiscal period, any net profit or net loss for the fiscal period, and any offering costs required by applicable accounting principles to be charged to capital that are paid or accrued during the fiscal period, are allocated among and credited to or debited against the Capital Accounts of the Investors in accordance with their respective Capital Account balances for such fiscal period.

      E. INTEREST AND DIVIDENDS

      Interest income is recognized on an accrual basis. Dividend income is recognized on the ex-dividend date.

      F. CASH AND CASH EQUIVALENTS

      Cash and cash equivalents consist of cash on hand and liquid investments with maturities of less than 90 days. As of September 30, 2004, the Fund has $735,684 in cash and cash equivalents held in an interest-bearing sweep account.

      G. FUND EXPENSES

      The Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Fund (e.g., fees and expenses charged by the Adviser and Underlying Funds, placement fees, professional fees, custody and administration fees).

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      H. INCOME TAXES

      The Fund is not subject to federal and state income tax. Accordingly, for federal and state income tax purposes, each Investor is responsible for the tax liability or benefit related to his/her share of taxable income or loss.

3.    INVESTORS' CAPITAL ACCOUNTS

      A separate capital account is maintained for each Investor of the Fund. The increase or decrease in Investors' capital resulting from operations is allocated to each Investor based on its pro-rata share of aggregated capital in the Fund.

      A. CONTRIBUTIONS

      Interests in the Fund are offered through BACAP Distributors, LLC (the "Distributor"), an affiliate of the Adviser, and through Selling Agents exclusively to "qualified clients" as defined in the Advisers Act and the regulations thereunder. The minimum initial investment in the Fund is $50,000. Subsequent investments must be at least $10,000. These minimums may be modified by the Fund from time to time, and they may be waived by the Fund for certain investors.

      Investments in the Fund may be subject to a sales load of up to 3.00%. The sales load may be waived by the Fund for certain types of investors. In addition, the Fund may compensate Selling Agents for selling Interests to their customers. The Fund may pay Selling Agents a service fee for investor service and account maintenance services.

      B. WITHDRAWALS

      The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Investors. Repurchases are made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally includes an offer to repurchase a specified dollar amount of outstanding Interests. In determining whether and when the Fund should repurchase Interests, the Board considers recommendations from the Adviser. Depending on market conditions and other factors, the Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests from Investors twice each year, effective as of June 30 and December 31 of each year. During the six months ended September 30, 2004, tender offers were conducted by the Fund as of June 30, 2004 in the amount of $7,522,721. For the year ended March 31, 2004, tender offers were conducted by the Fund as of December 31, 2003 in the amount of $4,648,822.

4.    INVESTMENTS IN UNDERLYING FUNDS

      The valuation of the investments in Underlying Funds represents the approximate amount the Fund could expect to receive if it were to liquidate its investments in the Underlying Funds at the time of valuation. As of September 30, 2004, the Fund was invested in twenty-five Underlying Funds, none of which are related parties. Because the Fund's investments in Underlying Funds themselves have limited liquidity, the Fund may not be able to fund significant repurchases.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
5.    MANAGEMENT FEES

      In consideration of services provided by the Adviser, the Fund pays the Adviser a monthly fee (the "Management Fee") computed at an annual rate of 1.25% of the net assets of the Fund as of the last day of each month, before reduction for any repurchases of Interests or the Incentive Allocation. The Management Fee will be prorated for any period that is less than a full month and adjusted for contributions to the Fund during a month.

      The Adviser has agreed to voluntarily waive fees and/or reimburse expenses of the Fund until December 31, 2004, to the extent necessary to assure that the total ordinary operating expenses of the Fund do not exceed an annual rate of 2.95% of the average monthly net assets of the Fund. Ordinary operating expenses do not include organizational costs, interest, taxes, the Incentive Allocation and extraordinary expenses. The Adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the end of the fiscal year in which such waiver or reimbursement occurred, if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery. At September 30, 2004, there were no amounts potentially recoverable by the Adviser.

6.    INCENTIVE ALLOCATION

      At the end of each calendar year, an amount equal to 10% of the excess of the net capital appreciation allocated to the capital account of each Investor for such calendar year is reallocated from the capital account of each Investor to the capital account of the Adviser (the "Incentive Allocation"), provided however, that the net capital appreciation upon which the Incentive Allocation is calculated exceeds the sum of: (i) such Investor's "Hurdle Amount" (as defined below) and (ii) any unrecovered balance remaining in the Investor's "Loss Carryforward" (as defined below).

      The "Hurdle Amount" is the amount that an Investor would have earned for the calendar year if it had received an annualized rate of return equal to the applicable Hurdle Rate on its opening capital account balance. The Hurdle rate is 6.00% per annum, computed on the basis of a 360-day year. The Hurdle Rate is not cumulative from year to year.

      Under the loss carryforward provision, no Incentive Allocation is made with respect to a particular Investor for a calendar year until any net loss previously allocated to the Capital Account of such Investor has been offset by subsequent net profits (the "Loss Carryforward"). If an Investor's Capital Account is reduced (as a result of a Fund repurchase of an Investor's Interest), the Investor's Loss Carryforward, if any, will be reduced on a pro rata basis. As of September 30, 2004, there was $601 accrued as an Incentive Allocation.

7.    INVESTMENT TRANSACTIONS

      For the six months ended September 30, 2004, the Fund had gross purchases of Underlying Funds in the amount of $ 27,640,000 and sales proceeds of Underlying Funds in the amount of $16,639,654.

8.    ADMINISTRATION AND SUB-ADMINISTRATION AGREEMENTS

      The Fund has entered into an Administration Agreement with the Distributor to perform certain administrative services. These administrative services include, among other things, maintaining the Fund's books and records and handling Investors' capital transactions. The Distributor has contracted

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

8.    ADMINISTRATION AND SUB-ADMINISTRATION AGREEMENTS (CONTINUED)

      with SEI Investments Global Fund Services as Sub-Administrator to perform these services at no additional cost to the Fund.

      Per the Administration Agreement, the Fund pays the Distributor a monthly Administration Fee computed at the annual rate of 0.25% of the net assets of the Fund before reduction for any purchases of Interests or the Incentive Allocation as of the last day of the month.

9.    CONTINGENCIES AND COMMITMENTS

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

      As of October 1, 2004, the Fund made an initial investment in Longacre Capital Partners, L.P. for $3,000,000. Such amount is reflected as Investments in Underlying Funds paid in advance in the statement of assets, liabilities and investors' capital.

10.   CONCENTRATION OF RISK

      The Fund invests primarily in Underlying Funds, which may engage in a variety of investments and off-balance-sheet financial instruments, including derivatives, which may expose the Fund and the Underlying Funds to various types of risk. Market risk arises principally from the potential for changes in the price of underlying securities and the volatility of prices, which may exceed the value stated on the Underlying Funds' statement of assets, liabilities and investors' capital. Credit risk arises primarily from the potential inability of counterparties to perform in accordance with the contract, including clearing brokers. The Fund's exposure to credit risk associated with counterparty non-performance is generally limited to the fair value of its investment in each Underlying Fund. The Underlying Funds may enter into the following transactions and certain of the related risks are described below:

      A. SHORT SALES

      Short sales are sale of securities that are not owned or that are not intended for delivery and the seller will therefore be obligated to purchase such securities at a future date. The value of the open short position is recorded as a liability, and the seller records unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. A realized gain or loss is recorded when the short position is closed out. By entering into short sales, the seller bears the market risk of increases in value of the security sold short in excess of the proceeds received.

      B. SWAP AGREEMENTS

      A swap contract is a contract under which two parties agree to make periodic payments to each other based on the value of a security, a specified interest rate, an index or the value of some other instrument applied to a stated or "notional" amount. Swaps are subject to various types of risk, including market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

10.   CONCENTRATION OF RISK (CONTINUED)

      C. OPTIONS

      The Underlying Funds may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer has the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or other underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying asset declines (in the case of a put option) or increases (in the case of call option). The writer of an option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.

      D. FUTURES CONTRACTS

      The Underlying Funds may use futures contracts for hedging and non-hedging purposes. Upon entering into a futures contract, the Underlying Funds are required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Pursuant to the contract, the Underlying Funds agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Underlying Funds as unrealized gains or losses. When the contract is closed, the Underlying Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The use of futures transactions includes the risk of imperfect correlation in movements in the price of futures contracts, interest rates, underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts.

      E. LEVERAGE TRANSACTIONS

      In order to obtain more investable cash, the Underlying Funds may use various forms of leverage including purchasing securities on margin. Such leverage may allow the Underlying Funds to increase partners' capital at a greater rate during favorable markets, but also may lead to a more rapid decrease in partners' capital in unfavorable markets. A margin transaction consists of purchasing an investment with money loaned by a broker and agreeing to repay the broker at a later date. Interest expense on the outstanding margin balance is based on market rates at the time of the borrowing.

      F. FORWARD FOREIGN CURRENCY CONTRACTS

      The Underlying Funds may enter into forward foreign currency contracts. Forward contracts are over-the-counter contracts for delayed delivery of currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. All commitments are "marked to market" on each valuation date at the applicable foreign exchange rate and any resulting unrealized gain or loss is recorded on such date. The Underlying Fund realizes gains and losses at the time forward contracts are extinguished or closed upon entering into an offsetting contract.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

11.   CONTINGENCIES AND OTHER EVENTS

      On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in various mutual funds including certain funds in the Nations family of Funds (the "Nations Funds") for which the fund's adviser also serves as adviser. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Nations Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name the Nations Funds, among others, as defendants (see Civil Litigation below).

      The independent Trustees of the Nations Funds have engaged independent legal counsel and, through them, accountants to evaluate the extent of any monetary impact to any Nations Funds from discretionary market timing or from late trading. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Nations Funds (the "Boards") jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Nations Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Nations Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Nations Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by the Nation Funds in connection with this matter.

      Settlements in Principle with Regulators

      On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet") entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

      Under the Agreements, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million and FleetBoston Financial Corporation agreed to pay $70 million in total disgorgement and restitution and a penalty of $70 million. In addition, the Agreement with the NYAG requires an aggregate reduction in mutual fund fees of $32 million per year for five years across selected non-money market funds in the Nations Funds and Fleet mutual fund complexes. The final amount payable as restitution and whether such restitution will be effectuated through a Nations Fund or directly to shareholders, has not yet been determined.

      When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

11.   CONTINGENCIES AND OTHER EVENTS (CONTINUED)

      Management believes that the Agreements, and their finalization, could have a positive effect, but in no case will they have a material adverse effect, on any Nations Fund's financial positions or results of operations. However, a review by the accountants engaged to investigate these matters for the Boards remains ongoing. Accordingly, an estimate of the financial impact on any Nations Fund cannot currently be made.

      Bank of America Corporation Acquisition of Fleet

      On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC. In addition, both Bank of America and Fleet committed to use best efforts to implement certain enhanced governance and compliance procedures with respect to advised mutual funds and agreed to the retention of independent consultants to review compliance, control and other policies and procedures relating to their respective mutual fund advisory businesses.

      If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including the Nations Funds and the fund. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser of the Nations Funds and the fund.

      Civil Litigation

      In connection with the events described in detail above, various parties have filed suit against certain Nations Funds, their Boards and/or Bank of America Corporation (and affiliated entities). These cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

      These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

12.   SUBSEQUENT EVENTS

      During the months ended September 30, 2004 and October 31, 2004, Investors contributed a total of $2,380,000 and $200,000, respectively, which was credited to Investors' accounts in the next month.

Beginning on the fiscal quarter ended December 31, 2004, the Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q will be available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling1-646-313-8890; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

ITEM 2.  CODE OF ETHICS.
Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.

ITEM 10. CONTROLS AND PROCEDURES.
   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.
   (a)(1)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(2)Not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                          BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC

By (Signature and Title)*             /s/ Lawrence Morgenthal
                                      ------------------------------
                                      Lawrence Morgenthal, President
                                      (principal executive officer)

Date                                        DECEMBER 7, 2004
                                      ------------------------------


(registrant)                          BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC

By (Signature and Title)*             /s/ Eric Pisauro
                                      ------------------------------
                                      Eric Pisauro, Chief Financial Officer
                                      (principal financial officer)

Date                                        DECEMBER 7, 2004
                                      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ Lawarence Morgenthal
                                      ------------------------------
                                      Lawrence Morgenthal, President
                                      (principal executive officer)

Date                                        DECEMBER 7, 2004
                                      ------------------------------


By (Signature and Title)*             /s/ Eric Pisauro
                                      ------------------------------
                                      Eric Pisauro, Chief Financial Officer
                                      (principal financial officer)

Date                                        DECEMBER 7, 2004
                                      ------------------------------



* Print the name and title of each signing officer under his or her signature.